Note 12 - Commitments and Contingencies	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes To Financial Statements [Abstract]
Commitments and Contingencies

From time to time, we may be involved in routine legal proceedings, as well as demands, claims and threatened litigation that arise in the normal course of our business. The ultimate amount of liability, if any, for any claims of any type (either alone or in the aggregate) may materially and adversely affect our financial condition, results of operations and liquidity. In addition, the ultimate outcome of any litigation is uncertain. Any outcome, whether favorable or unfavorable, may materially and adversely affect us due to legal costs and expenses, diversion of management attention and other factors. We expense legal costs in the period incurred. We cannot assure you that contingencies of a legal nature or contingencies having legal aspects will not be asserted against us in the future, and these matters could relate to prior, current or future transactions or events. As of March 31, 2019, we are not a party to any legal proceedings that are expected, individually or in the aggregate, to have a material adverse effect on our business, financial condition or operating results.

From time to time, we may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties and an adverse result in these or other matters may arise from time to time that may harm our business. To the best knowledge of management, there are no material legal proceedings pending against the Company.

Operating Leases

 The Company’s corporate headquarters totals 22,054 square feet and is located in Vista, California.  Effective February 25, 2014, the Company entered into a two-year lease agreement for this facility with average monthly rent payments of approximately $12,000 per month and paid a security deposit of $25,000, or approximately 2 months of rent. Our lease was subsequently amended resulting in average rent expense of $14,000 per month and expiring on May 31, 2018. A third amendment to the lease in May 2018 extended the lease to May 31, 2019 with an average rent expense of approximately $15,000 per month.

The Company also subleases space to a related party, Epic Boats, on a month-to-month basis at a rate of 10% of lease expense.

Total rent expense was $160,000 and $140,000 for the years ended June 30, 2018 and 2017, respectively, net of sublease income.